K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

September 26, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:     First Investors Equity Funds – Registration Statement on Form N-14

Dear Sir or Madam:

     On behalf of First Investors Equity Funds (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Combined Information Statement and Prospectus to be delivered to the shareholders of First Investors Blue Chip Fund (the “Target Fund”), a series of the Trust. At their meeting on September 15, 2011, the Trustees of the Trust approved the reorganization of the Target Fund into First Investors Growth & Income Fund (the “Acquiring Fund”), also a series of the Trust. A shareholder vote is not required to reorganize the Target Fund into the Acquiring Fund.

     In connection with the reorganization, the assets and liabilities of the Target Fund will be acquired and assumed by the Acquiring Fund in exchange for Class A and Class B shares of the Acquiring Fund. Thereafter, the Target Fund will be liquidated and terminated, and Class A and Class B shares of the Acquiring Fund will be distributed to the Target Fund’s shareholders.

     Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on the 30th day after the date of this letter.

     This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

     If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger